Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Segment allocation of goodwill

The changes in Dominion Energy’s and Dominion Energy Gas’ carrying amount and segment allocation of goodwill are presented below:

	Power Generation	Gas Infrastructure		Power Delivery	Corporate and Other(1)	Total
(millions)

Dominion Energy
Balance at December 31, 2015(2)	$1,422	$ 946		$926	$—	$3,294
Dominion Energy Questar Combination	—	3,105	(3)	—	—	3,105
Balance at December 31, 2016(2)	$1,422	$4,051		$926	$—	$6,399
Dominion Energy Questar Combination	—	6	(3)	—	—	6
Balance at December 31, 2017(2)	$1,422	$4,057		$926	$—	$6,405
Dominion Energy Gas
Balance at December 31, 2015(2)	$ —	$ 542		$ —	$—	$ 542
No events affecting goodwill	—	—		—	—	—
Balance at December 31, 2016(2)	$ —	$ 542		$ —	$—	$ 542
No events affecting goodwill	—	—		—	—	—
Balance at December 31, 2017(2)	$ —	$ 542		$ —	$—	$ 542

(1)	Goodwill recorded at the Corporate and Other segment is allocated to the primary operating segments for goodwill impairment testing purposes.
(2)	Goodwill amounts do not contain any accumulated impairment losses.
(3)	See Note 3.

Components of intangible assets

The components of intangible assets are as follows:

	2017		2016
At December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
(millions)

Dominion Energy
Software, licenses and other	$1,043	$358	$955	$337
Virginia Power
Software, licenses and other	$ 347	$114	$326	$101
Dominion Energy Gas
Software, licenses and other	$ 165	$ 56	$147	$ 49

Annual amortization expense of intangible assets

Annual amortization expense for these intangible assets is estimated to be as follows:

	2018	2019	2020	2021	2022
(millions)
Dominion Energy	$78	$68	$56	$43	$37

Virginia Power	$30	$26	$20	$13	$9

Dominion Energy Gas	$13	$13	$12	$11	$10